1933 Act File No. 333-53432
1940 Act File No. 811-10263

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 92	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 94	[X]
(Check appropriate box or boxes)

GUIDESTONE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

5005 Lyndon B Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (214) 720-4640

Copies to:
Matthew A. Wolfe, Esq.	Allison M. Fuller, Esq.
GuideStone Financial Resources of the Southern	Stradley Ronon Stevens & Young, LLP
Baptist Convention	2000 K Street, N.W., Suite 700
5005 Lyndon B Johnson Freeway, Suite 2200	Washington, DC 20006-1871
Dallas, TX 75244-6152	Telephone: (202) 419-8412
(NAME AND ADDRESS OF AGENT FOR SERVICE)
It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	On January 27, 2023 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment Nos. 92/94 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and incorporates by reference the Parts A, B and C of Post-Effective Amendment Nos. 91/93 (“PEA 91/93”).  This Amendment is being filed for the sole purpose of delaying the effectiveness of PEA 92/94 until January 27, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 92/94 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Dallas, State of Texas, on this 24th day of January, 2023.

                                                          GUIDESTONE FUNDS

                                                          BY:  /s/ John R. Jones
                                                          John R. Jones, President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

/s/ William Craig George*	Trustee, Chairman of the Board	January 24, 2023
William Craig George

/s/ David Cox, Sr.*	Trustee	January 24, 2023
David Cox, Sr.

/s/ Thomas G. Evans*	Trustee	January 24, 2023
Thomas G. Evans

/s/ Randall T. Hahn, D.Min.*	Trustee	January 24, 2023
Randall T. Hahn, D.Min.

/s/ Grady R. Hazel*	Trustee	January 24, 2023
Grady R. Hazel

/s/ David B. McMillan*	Trustee	January 24, 2023
David B. McMillan

/s/ Franklin R. Morgan*	Trustee	January 24, 2023
Franklin R. Morgan

/s/ Ronald D. Murff*	Trustee	January 24, 2023
Ronald D. Murff

/s/ Patrick Pattison	Vice President and Treasurer	January 24, 2023
Patrick Pattison	(principal financial officer)

*By: /s/ John R. Jones	Attorney-in-Fact	January 24, 2023
John R. Jones

EXHIBIT INDEX

There are no exhibits to be filed with this Registration Statement.